Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF

January 31, 2022 (unaudited)

	Shares	Value
Exchange Traded Vehicle — 1.0%

U.S. Dollar Fund — 1.0%
Invesco DB U.S. Dollar Index Bullish Fund*
(Cost $177,818)	6,893	$178,322

Investment Companies — 98.8%

Bank Loan Funds — 18.6%
Invesco Senior Loan ETF(a)	60,572	1,331,373
SPDR Blackstone Senior Loan ETF	41,427	1,888,657

Total Bank Loan Funds		3,220,030

Convertible Bond Funds — 1.3%
iShares Convertible Bond ETF	545	45,088
SPDR Bloomberg Convertible Securities ETF	2,313	177,685

Total Convertible Bond Funds		222,773

Emerging Equity Funds — 0.1%
iShares Core MSCI Emerging Markets ETF	193	11,499
Vanguard FTSE Emerging Markets ETF	248	12,318

Total Emerging Equity Funds		23,817

Floating Rate - Investment Grade Funds — 11.0%
iShares Floating Rate Bond ETF	28,015	1,420,360
SPDR Bloomberg Investment Grade Floating Rate ETF	15,831	484,429

Total Floating Rate - Investment Grade Funds		1,904,789

High Yield Corporate Bond Funds — 6.5%
iShares 0-5 Year High Yield Corporate Bond ETF	14,291	638,093
SPDR Bloomberg Short Term High Yield Bond ETF	18,265	488,954

Total High Yield Corporate Bond Funds		1,127,047

International Bond Fund — 4.1%
SPDR Bloomberg International Treasury Bond ETF(a)	25,578	704,162

International Small Cap Equity Funds — 0.8%
Schwab International Small-Cap Equity ETF(a)	1,071	41,137
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	845	106,631

Total International Small Cap Equity Funds		147,768

Investment Grade Corporate Bond Funds — 14.1%
iShares Broad USD Investment Grade Corporate Bond ETF	3,011	174,638
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,033	1,026,296
Vanguard Intermediate-Term Corporate Bond ETF	13,868	1,254,499

Total Investment Grade Corporate Bond Funds		2,455,433

Mortgage Backed Securities Funds — 5.2%
iShares MBS ETF	4,809	509,417
SPDR Portfolio Mortgage Backed Bond ETF	3,368	84,166
Vanguard Mortgage-Backed Securities ETF	5,859	305,020

Total Mortgage Backed Securities Funds		898,603

U.S. Large Cap Value Funds — 5.0%
iShares Core S&P U.S. Value ETF	1,028	77,008
Schwab U.S. Large-Cap Value ETF	934	66,407
SPDR Portfolio S&P 500 Value ETF	2,017	83,201
Vanguard Russell 1000 Value	626	45,009
Vanguard Value ETF	4,115	598,856

Total U.S. Large Cap Value Funds		870,481

U.S. Medium Term Treasury Bond Funds — 10.8%
iShares 3-7 Year Treasury Bond ETF(a)	6,546	830,229
Schwab Intermediate-Term U.S. Treasury ETF	5,128	283,271
Vanguard Intermediate-Term Treasury ETF	11,665	763,124

Total U.S. Medium Term Treasury Bond Funds		1,876,624

U.S. Ultra Short Term Bond Funds — 21.3%
Invesco Treasury Collateral ETF	318	33,571
IQ Ultra Short Duration ETF†	75,399	3,655,344

Total U.S. Ultra Short Term Bond Funds		3,688,915

Total Investment Companies
(Cost $17,370,076)		17,140,442
Short-Term Investments — 20.9%
Money Market Funds — 20.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	3,617,094	3,617,094
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	11,227	11,227
Total Short-Term Investments
(Cost $3,628,321)		3,628,321
Total Investments — 120.7%
(Cost $21,176,215)		20,947,085
Other Assets and Liabilities, Net — (20.7)%		(3,595,918)
Net Assets — 100.0%		$17,351,167

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,779,820; total market value of collateral held by the Fund was $3,856,610. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $239,516.
(b)	Reflects the 1-day yield at January 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Swap contracts outstanding at January 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 3.88%	7/05/2023	Monthly	$17,876	$–
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF - 3.08%	5/03/2022	Monthly	(47,761)	–
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF - 0.68%	5/03/2022	Monthly	(67,789)	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	133,529	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,378	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	366,654	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	63,983	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	83,327	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	17,516	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,550	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,132	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF + 1.49%	7/05/2023	Monthly	7,716	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	142,467	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	102,975	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 3.98%	5/03/2022	Monthly	(145,515)	–
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	51,058	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF - 0.63%	5/03/2022	Monthly	(93,286)	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF - 0.98%	5/03/2022	Monthly	(183,130)	–
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF - 0.68%	5/03/2022	Monthly	(89,583)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF - 2.23%	5/03/2022	Monthly	(49,945)	–
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(166,274)	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	28,393	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF	7/05/2023	Monthly	4,110	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF + 1.06%	7/05/2023	Monthly	6,683	–
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF - 0.74%	5/03/2022	Monthly	(91,089)	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	189,426	–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	17,822	–
SPDR Bloomberg Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF - 1.58%	5/03/2022	Monthly	(67,439)	–
SPDR Bloomberg High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 2.64%	5/03/2022	Monthly	(65,348)	–
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	70,642	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	48,593	–

Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Bloomberg Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$49,043	$–
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,447	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF + 0.79%	7/05/2023	Monthly	8,333	–
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.73%	5/03/2022	Monthly	(53,049)	–
VanEck High Yield Muni ETF	Morgan Stanley	1-Day FEDEF - 9.83%	5/03/2022	Monthly	(189,939)	–
VanEck J. P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(192,577)	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	10,726	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,242	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	125,830	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	76,541	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	30,611	–
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF + 0.83%	7/05/2023	Monthly	4,530	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(152,667)	–
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF + 0.35%	7/05/2023	Monthly	60,104	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 1.21%	5/03/2022	Monthly	(44,713)	–
						$–

At January 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e) Reflects the value at reset date of January 31, 2022.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicle	$178,322	$–	$–	$178,322
Investment Companies	17,140,442	–	–	17,140,442
Short-Term Investments:
Money Market Funds	3,628,321	–	–	3,628,321
Total Investments in Securities	20,947,085	–	–	20,947,085
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$20,947,085	$–	$–	$20,947,085
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2022	Value ($) at 01/31/2022
IQ Ultra Short Duration ETF	87,410	4,336,410	2,871,559	(3,398,739)	(71,839)	(82,047)	70,414	–	75,399	3,655,344